Fees Summary	Dec. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 290,483,353.76
Previously Paid Amount	0.00
Total Fee Amount	40,115.75
Total Offset Amount	0.00
Net Fee	$ 40,115.75